Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Backhaul Agreement [Member]
Supplemental Disclosures of Cash Flow Information
Fair value of backhaul agreement acquired	$ 3,837,783
Net Loss	(6,993,320)	(8,923,066)
Loss from discontinued operations	1,731,825	4,262,356
Loss from continuing operations	(5,261,495)	(4,660,710)
Provision for doubtful accounts		30,000
Depreciation for property, plant and equipment	2,322,974	2,249,805
Amortization for intangible assets	204,673	98,068
Amortization of debt issuance costs	204,114	252,899
Amortization of debt discount	247,810	307,040
Accrued interest	371,572	352,956
Loss on sale and disposition of property and equipment	528,364
Stock-based compensation	318,169	211,157
Deferred rent	(548,161)	90,649
Accounts receivable	(57,875)	(93,434)
Prepaid expenses and other current assets	(390,252)	(473,830)
Other assets	(6,588)	7,173
Account payable	(369,104)	139,439
Accrued expenses	51,203	493,534
Deferred revenues	(275,926)	139
Total Adjustments	2,600,973	3,665,595
Net Cash (Used In) Provided By Continuing Operating Activities	(2,660,522)	(995,115)
Net Cash Used In Discontinued Operating Activities	(2,094,260)	(2,895,703)
Net Cash Used In Operating Activities	(4,754,782)	(3,890,818)
Acquisitions of property and equipment	(625,976)	(1,533,227)
(Payments) refund of security deposits	15,639	(4,200)
Deferred acquisition payments		(2,723)
Net Cash Used in Continuing Investing Activities	(610,337)	(1,540,150)
Net Cash Provided By (Used In) Discontinued Investing Activities	124,130	(117,470)
Net Cash Used In Investing Activities	(486,207)	(1,657,620)
Payments on capital leases	(243,738)	(222,858)
Issuance of common stock under employee stock purchase plan	8,916	11,200
Net Cash (Used In) Provided By Continuing Financing Activities	(234,822)	(211,658)
Net Cash (Used In) Provided By Discontinued Financing Activites
Net Cash (Used In) Provided By Financing Activities	(234,822)	(211,658)
Continuing Operations	(3,505,681)	(2,746,923)
Discontinued Operations	(1,970,130)	(3,013,173)
Net (Decrease) Increase In Cash and Cash Equivalents	(5,475,811)	(5,760,096)
Cash and Cash Equivalents – Beginning of year	15,116,531	38,027,509
Cash and Cash Equivalents – Ending of year	9,640,720	32,267,413
Interest	778,971	768,520
Taxes	11,780	21,900
Under capital leases		49,380
Included in accrued expenses	$ 148,712	$ 496,789